UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  5/25/04

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:		1

Form 13F information table entry total:		66


Form 13F information table value total (x$1000): $791,945


List of other included managers:  zero

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									Voting Authority
									----------------
Name of 	  Title 	    Value	Shares/    Sh/    Put/     Invstmt	Other
Issuer		of Class   Cusip   (x$1000)  	Pm Amt     Pm     Call     Dscretn	Mgers	Sole	Shared	None
-------------	-------   ------   -------      ------     --     ----

3Com		COM	 885535104     183	  25990    SH     Sole	  			25990
Acxiom Corp.	COM	 005125109   23974	1091700	   SH     Sole	   		      1091700
American Eagle
Outfitter	COM	 02553E106     205	   7600	   SH	  Sole			 	 7600
Arbitron Inc.	COM	 03875Q108   18669	 463700    SH     Sole	    		       463700
CH Robinson
Worldwide	COM	 12541W100     190	   4585	   SH	  Sole				 4585
Central Freight	COM 	 153491105    7557	 574700	   SH	  Sole			       574700
Continental
Airlines	COM	 210795308     207	  16500	   SH	  Sole				16500
Cost Plus Inc.	COM	 221485105     217	   5200	   SH	  Sole				 5200
Crown Holdings	COM	 228368106   27569	2958090	   SH 	  Sole			      2958090
Deere & Co.	COM	 244199105     213	   3075	   SH	  Sole				 3075
Eaton Corp.	COM	 278058102	83	   1480	   SH	  Sole				 1480
Entercom Comm.	COM	 293639100   16197	 357780	   SH	  Sole			       357780
First City Fin.	COM	 33761X107	87	  11780	   SH	  Sole				11780
Fisher Scient.	COM	 338032204   14321	 260200	   SH	  Sole			       260200
Fleetwood Ent.	COM	 339099103   20050	1632745	   SH	  Sole			      1632745
Getty Images	COM	 374276103   18306	 339120	   SH     Sole		  	       339120
Hilb Rogal &
Hobbs Co.	COM	 431294107   22949	 602345	   SH	  Sole			       602345
Hughes Supply	COM	 444482103   28184	 537870	   SH  	  Sole			       537870
I Payment Inc	COM	 46262E105     213	   6400	   SH	  Sole				 6400
Identix		COM	 451906101   12163	2108000	   SH	  Sole			      2108000
Infinity Property
& Casualty	COM	 45665Q103   18852	 600200	   SH	  Sole			       600200
Instinet Group	COM	 457750107   16616	2356900	   SH	  Sole			      2356900
Intermagnetics
General 	COM	 458771102    2411	  91000	   SH  	  Sole			        91000
Intervoice	COM	 461142101   11700	 697700	   SH	  Sole			       697700
Inverness
Medical		COM	 46126P106    6705	 366400	   SH	  Sole			       366400
Ivax		COM	 465823102	89	   3900	   SH	  Sole				 3900
Joy Global	COM	 481165108   20538	 732200	   SH	  Sole			       732200
Kemet Corp	COM	 488360108   19911	1388500	   SH	  Sole			      1388500
Kroll Inc.	COM	 501049100   29041	1081600	   SH	  Sole			      1081600
LCC Int'l Inc.	COM	 501810105    9937	1656140	   SH	  Sole			      1656140
Limited (The) 	COM	 532716107     204	  10200	   SH     Sole				10200
M-Systems Flash
Disk		COM	 M7061C100     208	  10200	   SH	  Sole				10200
MSC Industrial
Direct 		COM	 553530106   19018	 635000	   SH	  Sole			       635000
Mechanical Tech	COM	 583538103     150	  29230	   SH	  Sole				29230
Medicines Co.	COM	 584688105   17029	 528700	   SH	  Sole			       528700
Medicis Pharma 	COM	 584690309   22856	 571400	   SH	  Sole			       571400
Mesa Air Group 	COM	 590479101     172	  20900	   SH	  Sole			        20900
Mettler Toledo	COM	 592688105   20655	 465200	   SH	  Sole			       465200
Mindspeed Tech	COM	 602682106   11188	1713300	   SH	  Sole			      1713300
Minerals Tech.	COM	 603158106   25974	 454890	   SH	  Sole			       454890
Nextel Partners	COM	 65333F107   21038	1661800	   SH	  Sole			      1661800
O'Reilly Auto.	COM	 686091109   17329	 432800	   SH	  Sole			       432800
Openwave Syst.	COM	 683718308   17107	1282352	   SH	  Sole			      1282352
Pactiv Corp.	COM	 695257105     206	   9275	   SH	  Sole			         9275
Pall Corp.	COM	 696429307   18842	 830400	   SH	  Sole			       830400
Pantry		COM	 698657103	95	   4785	   SH	  Sole				 4785
Pep Boys	COM	 713278109     194	   6990	   SH	  Sole				 6990
Petco Animal
Supply		COM	 716016209     101	   3600	   SH	  Sole				 3600
Plug Power	COM	72919P103    17202	2228300	   SH	  Sole			      2228300
Power-One Inc	COM	739308104    19230	1738700	   SH	  Sole			      1738700
Quest Diag. Inc	COM	74834L100      211	   2550	   SH	  Sole				 2550
Regal Enter.	COM	758766109    19745	 898300	   SH	  Sole			       898300
Regeneration
Technologies 	COM	75886N100     8554	 753660	   SH	  Sole			       753660
Restoration
Hardware	COM	760981100     8147	1632600	   SH	  Sole			      1632600
Salix Pharma.	COM	795435106     2235	  77000	   SH	  Sole				77000
Sigmatel	COM	82661W107    11452	 514455	   SH	  Sole			       514455
Smithfield 	COM	832248108    21132	 779215	   SH	  Sole			       779215
TNS Inc.	COM	872960109     9565	 499500	   SH	  Sole			       499500
Triad Hospitals	COM	89579K109    10939	 354920	   SH	  Sole			       354920
Tribune Co.	COM	896047107      183	   3620	   SH	  Sole				 3620
Valeant Pharm.	COM	91911X104    25505	1068500	   SH	  Sole			      1068500
Varian Inc.	COM	922206107    26271	 654000	   SH	  Sole			       654000
W Holding	COM	929251106    22600	1209181	   SH	  Sole			      1209181
Wabash National	COM	929566107    19593	 830200	   SH	  Sole			       830200
Yellow		COM	985577105      211	   6260	   SH     Sole				 6260
Zoran Corp.	COM	98975F101    29463	1698165	   SH	  Sole			      1698165
TOTAL PORTFOLIO


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